Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Materials	$ 44,212	$ 44,361
Salaries and benefits	61,348	60,609
Contracted services	42,967	32,911
Maintenance costs	31,974	31,025
Utilities	12,484	13,574
Other costs	1,131	1,185
Change in inventory (excluding depreciation and depletion)	(1,250)	(5,269)
Cost Of Production	192,866	178,396
Sales expense and others	11,107	10,718
Depreciation and depletion	83,287	86,065
Change in inventory (depreciation and depletion)	2,446	(4,544)
Cost of sales	$ 289,706	$ 270,635